Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations [Abstract]
Earnings (loss) attributable to ordinary shareholders of the Company (in Yuan Renminbi)		¥ (252,823,772)	$ (35,695,959)	¥ 31,118,886	¥ (174,944,484)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	[1]	58,885,071	58,885,071	53,244,500	44,938,990
Basic earnings (loss) per share (in Yuan Renminbi per share) | ¥ / shares		¥ (4.29)		¥ 0.58	¥ (3.89)
Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation (in Yuan Renminbi)		¥ (252,823,772)	$ (35,695,959)	¥ 31,118,886	¥ (174,944,484)
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation		58,885,071	58,885,071	53,244,500	44,938,990
- incremental shares issuable related to options issued				63,105
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	[1]	58,885,071	58,885,071	53,307,605	44,938,990
Diluted earnings (loss) per share (in Yuan Renminbi per share) | ¥ / shares		¥ (4.29)		¥ 0.58	¥ (3.89)

[1]	After giving effect of the reverse stock split, see Note 1.